Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of estimated useful lives of property and equipment
Leasehold improvements	Shorter of the useful lives or the lease term
Building and land use rights	20 - 40 years
Machinery and equipment	10 - 15 years
Furniture and office equipment	5 years
Motor vehicles	5 years

Leasehold improvements	Shorter of the useful lives or the lease term
Machinery and equipment	2 - 3 years
Furniture and office equipment	3 - 5 years
Motor vehicles	3 years

Schedule of estimated useful lives of intangible assets
Software copyrights	20 years
Other software	5 years

Schedule of segment information
	For the Years Ended December 31,
	2018	2017	2016

Revenues
Sale of medical equipment	$342,344	$882,011	$13,062,373
Provision of OSAS diagnostic services	217,042	-	-
Total net revenues	559,386	882,011	13,062,373

Cost of revenue
Sale of medical equipment	(464,918)	(1,655,970)	(17,179,060)
Provision of OSAS diagnostic services	(292,983)	-	-
	(757,901)	(1,655,970)	(17,179,060)

Gross loss
Sale of medical equipment	(122,574)	(773,959)	(4,116,687)
Provision of OSAS diagnostic services	(75,941)	-	-
	(198,515)	(773,959)	(4,116,687)

Depreciation and amortization expense:
Sale of medical equipment	$535,800	$1,328,403	$1,232,263
Provision of OSAS diagnostic services	291,830	-	-
	$827,630	$1,328,403	$1,232,263

Capital expenditure
Sale of medical equipment	$16,137	$40,780	$636,130
Provision of OSAS diagnostic services	760,191	-	-
	$776,328	$40,780	$636,130